VANGUARD
LIFESTRATEGY
PORTFOLIOS

Semiannual Report
June 30, 1997

[PHOTO]

[THE VANGUARD GROUP LOGO]

[PHOTO]

THE VANGUARD GROUP: LINKING TRADITION AND INNOVATION

At Vanguard, we treasure our rich nautical heritage--even as we steer our course toward the twenty-first century. Our Report cover reflects that blending of tradition and innovation, of past, present, and future. The montage includes a bronze medallion with a likeness of our namesake, HMS Vanguard (Lord Nelson's flagship at The Battle of the Nile); a clock built circa 1816 in Scotland, featuring a portrait of Nelson; and several views of our recently completed campus, which is steeped in nautical imagery--from our buildings named after Nelson's warships (Victory, Majestic, and Goliath are three shown), to our artwork and ornamental compass rose.


                                    CONTENTS


                                  A Message To
                                Our Shareholders

                                       1


                                  The Markets
                                 In Perspective

                                       4


                                  Performance
                                   Summaries

                                       6


                                   Financial
                                   Statements

                                       8


                                  Trustees And
                                    Officers

                               INSIDE BACK COVER


                        All comparative mutual fund data
                   are from Lipper Analytical Services, Inc.
                     or Morningstar unless otherwise noted.

[PHOTO]

FELLOW SHAREHOLDER,

The stock market staged another remarkable advance during the first six months of 1997, while the bond market was essentially unchanged, on balance. The four Vanguard LifeStrategy Portfolios provided solid returns, ranging from +6.2% for the Income Portfolio (holding about 80% of its assets in bonds and cash reserves) to +13.9% for the Growth Portfolio (with about 80% of its assets in common stocks).

         The following table shows the total return (capital change plus reinvested dividends) of each Portfolio for the six months ended June 30. Also shown are the results of the composite indexes against which we measure our Portfolios. These composites are constructed from unmanaged indexes in proportions that match the target asset-class weightings of the respective Portfolios. Each Portfolio slightly exceeded its target.

         The Portfolios' net asset values at the beginning and the end of the period, income dividends, and yields as of June 30 are shown in the table at the end of this letter.


-----------------------------------------------------------
                                           TOTAL RETURNS
                                          SIX MONTHS ENDED
                                           JUNE 30, 1997
-----------------------------------------------------------
LIFESTRATEGY INCOME                            + 6.2%
Income Composite Index*                        + 5.8
-----------------------------------------------------------
LIFESTRATEGY CONSERVATIVE GROWTH               + 8.8%
Conservative Growth Composite Index*           + 8.4
-----------------------------------------------------------
LIFESTRATEGY MODERATE GROWTH                   +11.3%
Moderate Growth Composite Index*               +11.1
-----------------------------------------------------------
LIFESTRATEGY GROWTH                            +13.9%
Growth Composite Index*                        +13.8
-----------------------------------------------------------

* Total returns for the composite indexes are derived by applying the Portfolio's target allocation to the results of the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the Morgan Stanley Capital International Europe, Australasia, Far East Index; for bonds, the Lehman Aggregate Bond Index; and for cash reserves, the Salomon Three-Month U.S. Treasury Bill Index.

THE PERIOD IN REVIEW

A nearly perfect climate for common stocks--strong economic growth, rising corporate profits, and decelerating inflation--prevailed during the six months ended June 30. The total U.S. stock market, as measured by the Wilshire 5000 Equity Index, climbed 17.6% from January through June. The Index rose for each of the months except February and March, when jitters about interest rates and inflation led to a brief downturn in the stock market. By early May, however, the U.S. market had resumed its ascent into record territory.

         International stocks also provided good six-month returns, even though a general strengthening of the dollar worked against U.S.-based investors. The MSCI EAFE Index, which measures securities in 20 countries in Europe and the Pacific Rim, returned +11.4% for the period. European markets were up +14.4% overall and the Pacific region rewarded investors with a gain of +7.0%.

         In the bond market, prices lost ground early in the period, then recovered. The Lehman Brothers Aggregate Bond Index, a good measure of the overall bond market, returned +3.1% during the half year, essentially reflecting its interest income.

THE LIFESTRATEGY PORTFOLIOS

As you know, each LifeStrategy Portfolio is a diversified "fund of funds" consisting of underlying Vanguard mutual funds chosen to represent a targeted mix of stocks, bonds, and short-term reserves. The asset allocation for each Portfolio as of June 30 is shown in the table below. The allocations were precisely in line with our target allocations.

         Early in the period, however, each Portfolio's allocation to stocks was about 2 percentage points higher as a result of our holdings in Vanguard Asset Allocation Fund. Because U.S. stocks produced the highest returns among the major asset classes during the period, the higher the percentage of domestic equities held by a Portfolio, the higher its return. In contrast, because returns on bonds were relatively modest, the heavier a Portfolio's weighting in bonds, the lower its overall return.


---------------------------------------------------------------------
                               CONSERVATIVE    MODERATE
                       INCOME     GROWTH        GROWTH       GROWTH
ASSET CLASS          PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------
U.S. stocks               20%        35%           50%          65%
International
 stocks                   --          5            10           15
Bonds                     60         40            40           20
Reserves                  20         20            --           --
---------------------------------------------------------------------
TOTAL                    100%       100%          100%         100%
---------------------------------------------------------------------

         The marginal outperformance of our Portfolios' returns relative to their composite indexes, therefore, was largely the result of the Portfolios' holdings in Vanguard Asset Allocation Fund. The Fund's allocation was 70% stocks and 30% bonds until late March, when it switched to 60% stocks and 40% bonds. In addition, LifeStrategy's Income and Conservative Growth Portfolios invest their short-term reserves in the Short-Term Corporate Portfolio of Vanguard Fixed Income Securities Fund, which returned +2.8% for the six months, compared to the +2.6% return on the Salomon Brothers Three-Month U.S. Treasury Bill Index.

IN SUMMARY

The extraordinary bull market for U.S. stocks that began almost 15 years ago has amply demonstrated the rewards of long-term investing. Risk, the inseparable companion of reward, may not be so apparent after such a period. Nevertheless, investors disregard risk at their peril. Thus, we hope that the sizable, sudden fluctuations in the stock market during the first half of 1997 reinforced two key messages that we have repeatedly stressed in these Reports to you.

         The first message concerns the importance of holding a balanced portfolio of stock funds, bond funds, and money market funds in proportions appropriate to your financial situation, tolerance for risk, and investment objectives. Such a balanced approach is, of course, what the LifeStrategy Portfolios are all about. By making it easier to ride out episodes of market volatility, a balanced portfolio can help investors to adhere to our second message: Always "stay the course" toward your long-term investment goals.



/s/ JOHN C. BOGLE                                           /s/ JOHN J. BRENNAN

John C. Bogle                                               John J. Brennan
Chairman of the Board                                       President

July 18, 1997


PORTFOLIO STATISTICS
---------------------------------------------------------------------------------------------------------------------
                                                                           SIX MONTHS ENDED JUNE 30, 1997
                                            NET ASSET VALUE PER SHARE      ------------------------------
                                         -------------------------------      INCOME        CAPITAL GAINS        SEC
PORTFOLIO                                DEC. 31, 1996    JUN. 30, 1997      DIVIDENDS     DISTRIBUTIONS        YIELD
---------------------------------------------------------------------------------------------------------------------
LifeStrategy Income                          $11.55           $11.97           $0.29            --               5.53%
LifeStrategy Conservative Growth              12.14            12.96            0.24            --               4.45
LifeStrategy Moderate Growth                  12.97            14.25            0.19            --               3.51
LifeStrategy Growth                           13.68            15.46            0.12            --               2.47
---------------------------------------------------------------------------------------------------------------------

THE MARKETS IN PERSPECTIVE
SIX MONTHS ENDED JUNE 30, 1997

[PHOTO]

U.S. EQUITY MARKETS

As the economy continued to grow while the rate of inflation did not, a robust market provided solid gains to investors in U.S. common stocks during the first half of 1997. The best performers were primarily larger-capitalization issues, although the small-company indexes exhibited some strength in the final two months of the period. Over the half-year, the Standard & Poor's 500 Composite Stock Price Index gained 20.6%, fueled by a 10.8% boost since the end of April. Reflecting the gains among smaller companies, the Russell 2000 Index posted a 10.2% increase for the six-month period, driven by an 11.1% jump in May and a 4.3% rise in June. It was particularly noteworthy that the recent small-cap gains were led by small growth stocks, the worst segment of the U.S. market during the past 12 months. This group has surged 17.6% since the end of March, although at the half-year's end it still lagged the S&P 500 Index by a sizable margin (5.2% versus 20.6%).

         Stocks benefited from the continued strength of corporate earnings, which rose some 15% during the past year, and from a widespread confidence reflected in increased price/earnings ratios. The strength in earnings, the expectation that income will continue to increase at an attractive pace, and the further conviction that inflation is not a problem helped stocks to continue to produce solid gains in the fiscal period. What's more, earnings have shown not only good strength but remarkable consistency in beating the consensus forecasts of Wall Street analysts.

-------------------------------------------------------------------------------
                                                      TOTAL RETURNS
                                               PERIODS ENDED JUNE 30, 1997
                                           ------------------------------------
                                           6 MONTHS      1 YEAR        5 YEARS*
-------------------------------------------------------------------------------
EQUITY
   S&P 500 Index                            20.6%          34.7%         19.8%
   Russell 2000 Index                       10.2           16.3          17.9
   MSCI EAFE Index                          11.4           13.2          13.2
-------------------------------------------------------------------------------
FIXED-INCOME
   Lehman Aggregate Bond Index               3.1%           8.2%          7.1%
   Lehman 10-Year Municipal
     Bond Index                              3.3            8.3           7.4
   Salomon Brothers Three-Month
     U.S. Treasury Bill Index                2.6            5.3           4.5
-------------------------------------------------------------------------------
OTHER
   Consumer Price Index                      1.1%           2.3%          2.7%
-------------------------------------------------------------------------------

*Average annual.

         The strongest gains in the S&P 500 Index during the past six months came from the health-care sector (up 31.4%) and the consumer-staples sector (up 23.9%). By contrast, numerous uncertainties for utilities caused the issues in that sector to lag the broad market, although, on an absolute basis, their 8.2% return over six months is quite good.

U.S. FIXED-INCOME MARKETS

The modest rise in interest rates during the past six months reflects the economy's underlying momentum. The 10-year U.S. Treasury's yield increased from 6.42% at the end of December to 6.97% by the middle of April. In the following weeks, economic reports indicated a slowing in economic growth and further reduced fears of an increase in inflation. This news helped interest rates fall to 6.50% by the end of June.

         Fueled by robust consumer spending, the U.S. economy expanded at a remarkable 5.8% rate in the first three months of 1997. Reflecting the vibrant economy, the nation's unemployment rate stood at 5.0% in June. Strong economic growth and tight labor markets have often led to rising inflation because of increased demand for goods and services. With this in mind, the Federal Reserve raised its federal funds interest rate target by 0.25% on March 25 in a "preemptive" strike against mounting inflationary pressures. Observed price increases have been subdued in recent months, however. Wholesale prices have fallen in each of the first six months of 1997, and so far this year consumer prices have risen at a slower pace than last year.

         With interest rates very close to year-end levels, bond investors have fared reasonably well during the past six months, as illustrated by the 3.1% return of the Lehman Brothers Aggregate Bond Index. Investors who favored shorter-maturity and lower-quality issues achieved somewhat better returns. Mortgage-backed securities continued to perform well because refinancing activity has been reduced to historically low levels as interest rates have risen. Municipal issues also tended to perform better than their taxable counterparts.

INTERNATIONAL EQUITY MARKETS

International investors received fairly good returns over the past six months. As measured by the broad Morgan Stanley Capital International Europe, Australasia, Far East Index, foreign markets gained 11.4%.

         The period saw two major developments. First, the Japanese stock market moved sharply higher in the spring, returning 11.1% in May and 7.5% in June to U.S. investors. Better tone in the economy, plus strong earnings reported by export-oriented companies benefiting from the weak yen, gave Japan a long-awaited boost. For the six months, the Japanese market is up 9.2%. The competitive benefits of a weak currency relative to the dollar extended to Germany, where the export-driven capital goods and chemical manufacturers gained; overall, the German market rose 17.0% during the six-month period.

         Arguably the biggest news came from the French elections at the end of May. The new government is considered to be less friendly toward the austerity measures needed to meet the eligibility requirements for the European Monetary Union (EMU) in 1999. The French elections also had a broad impact across the continent. Although most investors appear to agree that the elections won't jeopardize the continent's move toward the EMU, the timing and intensity of the fiscal measures are now lesscertain. For the six months, Europe gained 24.8% in local currencies, which a strong dollar trimmed to 14.4% for U.S. investors.

PERFORMANCE SUMMARIES


All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the Portfolios. Note, too, that both share price and return can fluctuate widely so that an investment in the Portfolios could lose money.


INCOME PORTFOLIO

TOTAL INVESTMENT RETURNS: SEPTEMBER 30, 1994-JUNE 30, 1997
----------------------------------------------------------
                INCOME PORTFOLIO            MUTUAL FUND
                                            BENCHMARK*
FISCAL     CAPITAL     INCOME      TOTAL      TOTAL
YEAR       RETURN      RETURN     RETURN     RETURN
----------------------------------------------------------
1994       -1.2%        1.4%       0.2%      -0.2%
1995       17.7         5.3       23.0       16.0
1996        1.9         5.7        7.6        7.5
1997**      3.6         2.6        6.2        4.9
----------------------------------------------------------

* 60% Lipper Fixed Income Funds Average, 20% Lipper General Equity Funds Average, and 20% Lipper Money Market Instrument Funds Average.

** Six months ended June 30, 1997.

See Financial Highlights table on page 16 for dividend and capital gains information since the Portfolio's inception.

CONSERVATIVE GROWTH PORTFOLIO

TOTAL INVESTMENT RETURNS: SEPTEMBER 30, 1994-JUNE 30, 1997
----------------------------------------------------------
         CONSERVATIVE GROWTH PORTFOLIO      MUTUAL FUND
                                            BENCHMARK*
FISCAL     CAPITAL     INCOME      TOTAL      TOTAL
YEAR       RETURN      RETURN     RETURN     RETURN
----------------------------------------------------------
1994       -1.3%        1.4%       0.1%      -0.5%
1995       19.3         5.0       24.3       18.0
1996        5.6         4.8       10.4       10.0
1997**      6.8         2.0        8.8        6.9
----------------------------------------------------------

* 40% Lipper Fixed Income Funds Average, 35% Lipper General Equity Funds Average, 20% Lipper Money Market Instrument Funds Average, and 5% Lipper International Funds Average.

** Six months ended June 30, 1997.

See Financial Highlights table on page 17 for dividend and capital gains information since the Portfolio's inception.

AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED JUNE 30, 1997

----------------------------------------------------------------------------------------------
                                                                        SINCE INCEPTION
                                 INCEPTION                     -------------------------------
                                    DATE        1 YEAR          CAPITAL      INCOME     TOTAL
----------------------------------------------------------------------------------------------
Income Portfolio                   9/30/94       12.93%           7.76%       5.52%     13.28%
Conservative Growth Portfolio      9/30/94       16.25           10.88        4.86      15.74
----------------------------------------------------------------------------------------------

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the Portfolios. Note, too, that both share price and return can fluctuate widely so that an investment in the Portfolios could lose money.

MODERATE GROWTH PORTFOLIO

TOTAL INVESTMENT RETURNS: SEPTEMBER 30, 1994-JUNE 30, 1997
----------------------------------------------------------
           MODERATE GROWTH PORTFOLIO        MUTUAL FUND
                                            BENCHMARK*
FISCAL     CAPITAL     INCOME      TOTAL      TOTAL
YEAR       RETURN      RETURN     RETURN     RETURN
----------------------------------------------------------
1994       -2.1%        1.4%      -0.7%      -1.1%
1995       24.1         3.8       27.9       22.1
1996        9.0         3.7       12.7       12.5
1997**      9.9         1.4       11.3        9.0
----------------------------------------------------------

* 50% Lipper General Equity Funds Average, 40% Lipper Fixed Income Funds Average, and 10% Lipper International Funds Average.

** Six months ended June 30, 1997.

See Financial Highlights table on page 17 for dividend and capital gains information since the Portfolio's inception.

GROWTH PORTFOLIO

TOTAL INVESTMENT RETURNS: SEPTEMBER 30, 1994-JUNE 30, 1997
----------------------------------------------------------
                GROWTH PORTFOLIO            MUTUAL FUND
                                            BENCHMARK*
FISCAL     CAPITAL     INCOME      TOTAL      TOTAL
YEAR       RETURN      RETURN     RETURN     RETURN
----------------------------------------------------------
1994       -1.5%        1.4%      -0.1%      -1.5%
1995       26.0         3.2       29.2       24.1
1996       12.5         2.9       15.4       15.1
1997**     13.0         0.9       13.9       11.0
----------------------------------------------------------

* 65% Lipper General Equity Funds Average, 20% Lipper Fixed Income Funds Average, and 15% Lipper International Funds Average.

** Six months ended June 30, 1997.

See Financial Highlights table on page 18 for dividend and capital gains information since the Portfolio's inception.

AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED JUNE 30, 1997

----------------------------------------------------------------------------------------------
                                                                         SINCE INCEPTION
                                 INCEPTION                     -------------------------------
                                    DATE        1 YEAR          CAPITAL      INCOME     TOTAL
----------------------------------------------------------------------------------------------
Moderate Growth Portfolio         9/30/94       19.73%          14.63%        3.87%    18.50%
Growth Portfolio                  9/30/94       23.07           18.06         3.16     21.22
----------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS
JUNE 30, 1997 (unaudited)

[PHOTO]

STATEMENT OF NET ASSETS

This Statement provides a detailed list of each LifeStrategy Portfolio's investments in shares of each Vanguard portfolio, along with the value of each investment on the last day of the reporting period. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the Portfolio's Net Assets. Finally, Net Assets are divided by the outstanding shares of the Portfolio to arrive at its share price, or Net Asset Value (NAV) Per Share.

      At the end of the Statement of Net Assets, you will find a table displaying the composition of the Portfolio's net assets on both a dollar and per-share basis. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the Portfolio had available to distribute to shareholders as income dividends or capital gains as of the statement date. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the Portfolio's investments and their cost, and reflects the gains (losses) that would be realized if the Portfolio were to sell all of its investments at their statement-date values.

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
                                                                                            VALUE*
INCOME PORTFOLIO                                                              SHARES         (000)
--------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.6%)
--------------------------------------------------------------------------------------------------
Vanguard Asset Allocation Fund                                             2,244,032     $  45,329
Vanguard Bond Index Fund-Total Bond Market Portfolio                       9,283,024        90,974
Vanguard Fixed Income Securities Fund-Short-Term Corporate Portfolio       3,400,040        36,448
Vanguard Index Trust-Total Stock Market Portfolio                            451,976         9,365
--------------------------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
  (COST $170,904)                                                                          182,116
--------------------------------------------------------------------------------------------------
                                                                                FACE
                                                                              AMOUNT
                                                                               (000)
--------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.2%)
--------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S. Government Obligations in a Pooled Cash Account
  5.93%, 7/1/97
  (COST $450)                                                                   $450           450
--------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.8%)
  (COST $171,354)                                                                          182,566
--------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.2%)
--------------------------------------------------------------------------------------------------
Other Assets                                                                                 1,929
Liabilities                                                                                 (1,617)
                                                                                    --------------
                                                                                               312
--------------------------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------------------------
Applicable to 15,271,904 shares of beneficial interest
  (unlimited authorization--no par value)                                                 $182,878
==================================================================================================

NET ASSET VALUE PER SHARE                                                                   $11.97
==================================================================================================

*See Note A in Notes to Financial Statements.


---------------------------------------------------------------------------------------------
                                                                        AMOUNT           PER
                                                                          (000)        SHARE
---------------------------------------------------------------------------------------------
AT JUNE 30, 1997, NET ASSETS CONSISTED OF:
---------------------------------------------------------------------------------------------
Paid in Capital                                                       $172,742        $11.31
Overdistributed Net Investment Income                                      (42)           --
Accumulated Net Realized Losses                                         (1,034)         (.07)
Unrealized Appreciation--Note D                                         11,212           .73
---------------------------------------------------------------------------------------------
NET ASSETS                                                            $182,878        $11.97
=============================================================================================

------------------------------------------------------------------------------------------------
                                                                                          MARKET
                                                                                          VALUE*
CONSERVATIVE GROWTH PORTFOLIO                                              SHARES          (000)
------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.7%)
------------------------------------------------------------------------------------------------
Vanguard Asset Allocation Fund                                          7,618,031       $153,884
Vanguard Bond Index Fund-Total Bond Market Portfolio                   18,976,243        185,967
Vanguard Fixed Income Securities Fund-Short-Term Corporate Portfolio   11,546,751        123,781
Vanguard Index Trust-Total Stock Market Portfolio                       6,084,451        126,070
Vanguard Total International Portfolio                                  2,733,411         30,970
------------------------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
  (COST $555,428)                                                                        620,672
------------------------------------------------------------------------------------------------
                                                                             FACE
                                                                           AMOUNT
                                                                            (000)
------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.1%)
------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S. Government Obligations in a Pooled Cash Account
  5.93%, 7/1/97
  (COST $975)                                                                $975            975
------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.8%)
  (COST $556,403)                                                                        621,647
------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.2%)
------------------------------------------------------------------------------------------------
Other Assets                                                                               5,687
Liabilities                                                                               (4,598)
                                                                                 ---------------
                                                                                           1,089
------------------------------------------------------------------------------------------------
NET ASSETS (100%)
------------------------------------------------------------------------------------------------
Applicable to 48,054,541 shares of beneficial interest
  (unlimited authorization--no par value)                                               $622,736
================================================================================================

NET ASSET VALUE PER SHARE                                                                 $12.96
================================================================================================
*See Note A in Notes to Financial Statements.

------------------------------------------------------------------------------------------------
AT JUNE 30, 1997, NET ASSETS CONSISTED OF:
------------------------------------------------------------------------------------------------
                                                                           AMOUNT            PER
                                                                            (000)          SHARE
------------------------------------------------------------------------------------------------
Paid in Capital                                                          $557,123         $11.59
Overdistributed Net Investment Income                                        (56)             --
Accumulated Net Realized Gains                                                425            .01
Unrealized Appreciation--Note D                                            65,244           1.36
------------------------------------------------------------------------------------------------
NET ASSETS                                                               $622,736         $12.96
================================================================================================

---------------------------------------------------------------------------------------------
                                                                                       MARKET
                                                                                       VALUE*
MODERATE GROWTH PORTFOLIO                                               SHARES          (000)
---------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.8%)
---------------------------------------------------------------------------------------------
Vanguard Asset Allocation Fund                                      13,437,582   $   271,439
Vanguard Bond Index Fund-Total Bond Market Portfolio                33,457,842       327,887
Vanguard Index Trust-Total Stock Market Portfolio                   18,386,196       380,962
Vanguard Total International Portfolio                               9,592,556       108,684
--------------------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
  (COST $945,023)                                                                  1,088,972
--------------------------------------------------------------------------------------------
                                                                          FACE
                                                                        AMOUNT
                                                                         (000)
---------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.1%)
---------------------------------------------------------------------------------------------
Repurchase Agreement
Collateralized by U.S. Government Obligations in a
  Pooled Cash Account
  5.93%, 7/1/97
  (COST $1,415)                                                         $1,415         1,415
--------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.9%)
  (COST $946,438)                                                                  1,090,387
--------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.1%)
--------------------------------------------------------------------------------------------
Other Assets                                                                          16,759
Liabilities                                                                          (15,509)
                                                                              --------------
                                                                                       1,250
--------------------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------------------
Applicable to 76,618,397 shares of beneficial interest
  (unlimited authorization--no par value)                                         $1,091,637
============================================================================================

NET ASSET VALUE PER SHARE                                                             $14.25
============================================================================================
*See Note A in Notes to Financial Statements.

--------------------------------------------------------------------------------------------
AT JUNE 30, 1997, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------------------
                                                                        AMOUNT           PER
                                                                         (000)         SHARE
--------------------------------------------------------------------------------------------
Paid in Capital                                                   $    949,182        $12.39
Overdistributed Net Investment Income                                     (188)           --
Accumulated Net Realized Losses                                         (1,306)         (.02)
Unrealized Appreciation--Note D                                        143,949          1.88
--------------------------------------------------------------------------------------------
NET ASSETS                                                          $1,091,637        $14.25
============================================================================================

--------------------------------------------------------------------------------------------
                                                                                      MARKET
                                                                                      VALUE*
GROWTH PORTFOLIO                                                        SHARES         (000)
--------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.7%)
--------------------------------------------------------------------------------------------
Vanguard Asset Allocation Fund                                      11,207,669      $226,395
Vanguard Bond Index Fund-Total Bond Market Portfolio                 9,350,204        91,632
Vanguard Index Trust-Total Stock Market Portfolio                   21,949,436       454,792
Vanguard Total International Portfolio                              12,207,210       138,308
--------------------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
  (COST $753,301)                                                                    911,127
--------------------------------------------------------------------------------------------
                                                                          FACE
                                                                        AMOUNT
                                                                         (000)
--------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT
--------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S. Government Obligations in a
  Pooled Cash Account
  5.93%, 7/1/97
  (COST $626)                                                             $626           626
--------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.7%)
  (COST $753,927)                                                                    911,753
--------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.3%)
--------------------------------------------------------------------------------------------
Other Assets                                                                           4,081
Liabilities                                                                           (1,663)
                                                                              --------------
                                                                                       2,418
--------------------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------------------
Applicable to 59,140,742 shares of beneficial interest
  (unlimited authorization--no par value)                                           $914,171
============================================================================================

NET ASSET VALUE PER SHARE                                                             $15.46
============================================================================================
*See Note A in Notes to Financial Statements.

--------------------------------------------------------------------------------------------
AT JUNE 30, 1997, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------------------
                                                                        AMOUNT           PER
                                                                         (000)         SHARE
--------------------------------------------------------------------------------------------
Paid in Capital                                                       $755,320        $12.77
Overdistributed Net Investment Income                                     (122)           --
Accumulated Net Realized Gains                                           1,147           .02
Unrealized Appreciation--Note D                                        157,826          2.67
--------------------------------------------------------------------------------------------
NET ASSETS                                                            $914,171        $15.46
============================================================================================

STATEMENT OF OPERATIONS

This Statement shows each Portfolio's Income Distributions Received from the other Vanguard portfolios in which it invests. This Statement also shows any Capital Gain Distributions Received from the other Portfolios' realized net gains, Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) on investments during the period.

---------------------------------------------------------------------------------------------
                                                        CONSERVATIVE    MODERATE
                                           INCOME          GROWTH        GROWTH      GROWTH
                                         PORTFOLIO       PORTFOLIO     PORTFOLIO    PORTFOLIO
                                         ----------------------------------------------------
                                                     SIX MONTHS ENDED JUNE 30, 1997
                                         ----------------------------------------------------
                                           (000)           (000)         (000)        (000)
---------------------------------------------------------------------------------------------
INVESTMENT INCOME
Income
  Income Distributions Received           $ 4,254       $10,784      $  14,240     $    7,185
  Interest                                      8            34             76             52
---------------------------------------------------------------------------------------------
NET INVESTMENT INCOME--Note B               4,262        10,818         14,316          7,237
---------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Capital Gain Distributions Received          18           228            700            786
  Investment Securities Sold                 (962)          462         (1,547)           379
---------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                     (944)          690           (847)         1,165
---------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENT SECURITIES   6,823        35,520         92,527         95,344
---------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                         $10,141       $47,028       $105,996       $103,746
=============================================================================================

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each Portfolio's total net assets changed during the two most recent reporting periods. The Operations section summarizes information that is detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the Portfolio's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the amount shareholders invested in the Portfolio, either by purchasing shares or by reinvesting distributions, as well as the amounts redeemed. The corresponding numbers of Shares Issued and Redeemed are shown at the end of the Statement.

-------------------------------------------------------------------------------------------------
                                                  INCOME                       CONSERVATIVE
                                                 PORTFOLIO                   GROWTH PORTFOLIO
                                    ----------------------------    -----------------------------
                                       SIX MONTHS           YEAR       SIX MONTHS           YEAR
                                            ENDED          ENDED            ENDED          ENDED
                                    JUN. 30, 1997  DEC. 31, 1996    JUN. 30, 1997  DEC. 31, 1996
                                            (000)          (000)            (000)          (000)
-------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS
  Net Investment Income                  $  4,262     $   7,881         $  10,818      $  16,809
  Realized Net Gain (Loss)                   (944)        2,615               690          7,187
  Change in Unrealized Appreciation
      (Depreciation)                        6,823           110            35,520         12,584
      Net Increase in Net Assets
           Resulting from Operations       10,141        10,606            47,028         36,580
DISTRIBUTIONS
  Net Investment Income                    (4,282)       (7,907)          (10,895)       (16,731)
  Realized Capital Gain                        --        (2,654)               --         (7,326)
      Total Distributions                  (4,282)      (10,561)          (10,895)       (24,057)
CAPITAL SHARE TRANSACTIONS(1)
  Issued                                   54,086        90,016           178,969        297,016
  Issued in Lieu of Cash Distributions      3,565         9,108            10,179         22,450
  Redeemed                                (32,114)      (68,426)          (65,040)       (88,762)
      Net Increase from Capital
           Share Transactions              25,537        30,698           124,108        230,704
-------------------------------------------------------------------------------------------------
  Total Increase                           31,396        30,743           160,241        243,227
-------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                     151,482       120,739           462,495        219,268
  End of Period                          $182,878      $151,482          $622,736       $462,495
=================================================================================================

(1)Shares Issued (Redeemed)
  Issued                                    4,606         7,797            14,384         24,891
  Issued in Lieu of Cash Distributions        302           790               802          1,858
  Redeemed                                 (2,750)       (5,937)           (5,239)        (7,409)
      Net Increase in Shares Outstanding    2,158         2,650             9,947         19,340
=================================================================================================

----------------------------------------------------------------------------------------------------
                                                     MODERATE                       GROWTH
                                                 GROWTH PORTFOLIO                  PORTFOLIO
                                       ------------------------------      -------------------------
                                          SIX MONTHS             YEAR      SIX MONTHS           YEAR
                                               ENDED            ENDED           ENDED          ENDED
                                       JUN. 30, 1997    DEC. 31, 1996   JUN. 30, 1997  DEC. 31, 1996
                                               (000)            (000)           (000)          (000)
----------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS
  Net Investment Income                     $ 14,316        $  19,999       $   7,237      $  13,739
  Realized Net Gain (Loss)                      (847)          11,128           1,165         10,306
  Change in Unrealized Appreciation
      (Depreciation)                          92,527           31,082          95,344         40,378
                                          ----------------------------------------------------------
      Net Increase in Net Assets
           Resulting from Operations         105,996           62,209         103,746         64,423
                                          ----------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income                      (14,504)         (19,971)         (7,008)       (14,036)
  Realized Capital Gain                           --          (11,572)             --        (10,183)
                                          ----------------------------------------------------------
      Total Distributions                    (14,504)         (31,543)         (7,008)       (24,219)
                                          ----------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1)
  Issued                                     258,649          651,410         247,923        420,869
  Issued in Lieu of Cash Distributions        13,126           28,857           6,888         23,804
  Redeemed                                   (97,348)        (119,901)        (66,049)       (73,627)
                                          ----------------------------------------------------------
      Net Increase from Capital
           Share Transactions                174,427          560,366         188,762        371,046
----------------------------------------------------------------------------------------------------
  Total Increase                             265,919          591,032         285,500        411,250
----------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                        825,718          234,686         628,671        217,421
                                          ----------------------------------------------------------
  End of Period                           $1,091,637         $825,718        $914,171       $628,671
====================================================================================================

(1)Shares Issued (Redeemed)
  Issued                                      19,236           51,569          17,379         32,215
  Issued in Lieu of Cash Distributions           918            2,225             444          1,737
  Redeemed                                    (7,200)          (9,501)         (4,648)        (5,575)
                                          ----------------------------------------------------------
      Net Increase in Shares Outstanding      12,954           44,293          13,175         28,377
====================================================================================================

FINANCIAL HIGHLIGHTS

This table summarizes each Portfolio's investment results and distributions to shareholders on a per-share basis. The table also presents the Portfolio's Total Return and shows net investment income and expenses as percentages of average net assets. The expense ratio is zero because the Portfolio pays no direct expenses; its share of the expenses of the other portfolios in which it invests indirectly reduces the income received from them. The data in the table will help you assess: the variability of the Portfolio's net income and total returns from year to year; the relative contributions of net income and capital gains to the Portfolio's total return; the extent to which the Portfolio tends to distribute capital gains; and the portion of capital gains distributions representing the "pass-through" of capital gains distributions received from other Vanguard portfolios. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the Portfolio for one year.

--------------------------------------------------------------------------------------------------------
                                                                              INCOME PORTFOLIO
                                                                             YEAR ENDED
                                                                             DECEMBER 31,
                                                 SIX MONTHS ENDED         ---------------    SEP. 30* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD      JUN. 30, 1997         1996       1995  DEC. 31, 1994
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $11.55        $11.54     $ 9.88        $10.00
--------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Income Distributions Received                               .29           .64        .49           .14
  Capital Gain Distributions Received                          --           .19        .09            --
      Total Distributions Received                            .29           .83        .58           .14
  Net Realized and Unrealized Gain (Loss) on Investments      .42           .03       1.66          (.12)
      Total from Investment Operations                        .71           .86       2.24           .02
DISTRIBUTIONS
  Dividends from Net Investment Income                       (.29)         (.64)      (.49)         (.14)
  Distributions from Realized Capital Gains                    --          (.21)      (.09)           --
      Total Distributions                                    (.29)         (.85)      (.58)         (.14)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $11.97        $11.55     $11.54       $  9.88
========================================================================================================

TOTAL RETURN                                                6.20%         7.65%     22.99%         0.20%
========================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                       $183          $151       $121           $11
  Ratio of Expenses to Average Net Assets--Note B              0%            0%         0%            0%
  Ratio of Net Investment Income to Average Net Assets    5.11%**         5.66%      5.76%       7.31%**
  Portfolio Turnover Rate                                   10%**           22%         4%            1%
--------------------------------------------------------------------------------------------------------

* Commencement of operations.

**Annualized.

-------------------------------------------------------------------------------------------------------
                                                                         CONSERVATIVE GROWTH PORTFOLIO
                                                                             YEAR ENDED
                                                                            DECEMBER 31,
                                                 SIX MONTHS ENDED           ------------    SEP. 30* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD      JUN. 30, 1997          1996      1995 DEC. 31, 1994
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $12.14        $11.68   $  9.89       $10.03
-------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Income Distributions Received                               .24           .53       .47          .14
  Capital Gain Distributions Received                         .01           .20       .11          .01
      Total Distributions Received                            .25           .73       .58          .15
  Net Realized and Unrealized Gain (Loss) on Investments      .81           .46      1.80         (.14)
      Total from Investment Operations                       1.06          1.19      2.38          .01
DISTRIBUTIONS
  Dividends from Net Investment Income                       (.24)         (.53)     (.47)        (.14)
  Distributions from Realized Capital Gains                    --          (.20)     (.12)        (.01)
      Total Distributions                                    (.24)         (.73)     (.59)        (.15)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $12.96        $12.14    $11.68      $  9.89
======================================================================================================

TOTAL RETURN                                                8.78%        10.36%    24.35%        0.10%
======================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                       $623          $462      $219          $41
  Ratio of Expenses to Average Net Assets--Note B              0%            0%        0%           0%
  Ratio of Net Investment Income to Average Net Assets    4.01%**         4.86%     5.14%      7.07%**
  Portfolio Turnover Rate                                    2%**            2%        1%           0%
------------------------------------------------------------------------------------------------------

* Commencement of operations.

**Annualized.



--------------------------------------------------------------------------------------------------------
                                                                             MODERATE GROWTH PORTFOLIO
                                                                            YEAR ENDED
                                                                           DECEMBER 31,
                                                 SIX MONTHS ENDED        ---------------    SEP. 30* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD      JUN. 30, 1997        1996       1995  DEC. 31, 1994
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $12.97      $12.11    $  9.86         $10.08
--------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Income Distributions Received                               .19         .44        .36            .14
  Capital Gain Distributions Received                         .01         .22        .13            .01
      Total Distributions Received                            .20         .66        .49            .15
  Net Realized and Unrealized Gain (Loss) on Investments     1.27         .87       2.25           (.22)
      Total from Investment Operations                       1.47        1.53       2.74           (.07)
DISTRIBUTIONS
  Dividends from Net Investment Income                       (.19)       (.44)      (.36)          (.14)
  Distributions from Realized Capital Gains                    --        (.23)      (.13)          (.01)
      Total Distributions                                    (.19)       (.67)      (.49)          (.15)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $14.25      $12.97     $12.11        $  9.86
========================================================================================================

TOTAL RETURN                                               11.33%      12.71%     27.94%         -0.70%
========================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                     $1,092        $826       $235            $35
  Ratio of Expenses to Average Net Assets--Note B              0%          0%         0%             0%
  Ratio of Net Investment Income to Average Net Assets    3.01%**       3.98%      4.42%        7.10%**
  Portfolio Turnover Rate                                    4%**          3%         1%             0%
--------------------------------------------------------------------------------------------------------

* Commencement of operations.

**Annualized.

--------------------------------------------------------------------------------------------------------
                                                                              GROWTH PORTFOLIO
                                                                            YEAR ENDED
                                                                           DECEMBER 31,
                                                 SIX MONTHS ENDED        ---------------    SEP. 30* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD      JUN. 30, 1997          1996     1995  DEC. 31, 1994
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $13.68        $12.36    $ 9.93       $10.10
--------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Income Distributions Received                               .13           .34       .32          .13
  Capital Gain Distributions Received                         .01           .24       .14          .02
                                                          ----------------------------------------------
      Total Distributions Received                            .14           .58       .46          .15
  Net Realized and Unrealized Gain (Loss) on Investments     1.76          1.32      2.43         (.16)
                                                          ----------------------------------------------
      Total from Investment Operations                       1.90          1.90      2.89         (.01)
                                                          ----------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                       (.12)         (.35)     (.31)        (.14)
  Distributions from Realized Capital Gains                    --          (.23)     (.15)        (.02)
                                                          ----------------------------------------------
      Total Distributions                                    (.12)         (.58)     (.46)        (.16)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $15.46        $13.68    $12.36       $ 9.93
========================================================================================================

TOTAL RETURN                                               13.89%        15.41%    29.24%       -0.10%
========================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                       $914          $629      $217          $38
  Ratio of Expenses to Average Net Assets--Note B              0%            0%        0%           0%
  Ratio of Net Investment Income to Average Net Assets    1.91%**         3.18%     3.67%      7.06%**
  Portfolio Turnover Rate                                    1%**            0%        1%           1%
--------------------------------------------------------------------------------------------------------

* Commencement of operations.

**Annualized.

NOTES TO FINANCIAL STATEMENTS

Vanguard LifeStrategy Portfolios comprises the Income, Conservative Growth, Moderate Growth, and Growth Portfolios of Vanguard STAR Fund. Each Portfolio is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.

A. The following significant accounting policies conform to generally accepted accounting principles for mutual funds. The Portfolios consistently follow such policies in preparing their financial statements.

  1. VALUATION: Investments are valued at the net asset value of each Vanguard portfolio determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Temporary cash investments are valued at cost, which approximates market value.

  2. FEDERAL INCOME TAXES: Each Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

  3. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date.

  4. REPURCHASE AGREEMENTS: Each Portfolio, along with members of The Vanguard Group, transfers uninvested cash balances to a Pooled Cash Account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

  5. OTHER: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a special service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the Portfolios. The special service agreement provides that Vanguard will reimburse the Portfolios' expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the Portfolios. Accordingly, all expenses incurred by the Portfolios during the six months ended June 30, 1997, were reimbursed by Vanguard. The Portfolios' trustees and officers are also directors and officers of Vanguard.

C. During the six months ended June 30, 1997, purchases and sales of investment securities were:

--------------------------------------------------------------------------------
                                                                 (000)
                                                        ------------------------
PORTFOLIO                                               PURCHASES         SALES
--------------------------------------------------------------------------------
Income                                                   $ 32,616       $ 7,898
Conservative Growth                                       127,293         3,974
Moderate Growth                                           191,806        18,980
Growth                                                    192,434         5,142
--------------------------------------------------------------------------------

D. At June 30, 1997, net unrealized appreciation of investment securities for financial reporting and federal income tax purposes was:

-----------------------------------------------------------------------------------------------
                                                                       (000)
                                                     ------------------------------------------
                                                                                      NET
                                                      APPRECIATED   DEPRECIATED    UNREALIZED
PORTFOLIO                                              SECURITIES    SECURITIES   APPRECIATION
-----------------------------------------------------------------------------------------------
Income                                                   $ 11,212            --      $ 11,212
Conservative Growth                                        65,244            --        65,244
Moderate Growth                                           143,949            --       143,949
Growth                                                    157,826            --       157,826
-----------------------------------------------------------------------------------------------

TRUSTEES AND OFFICERS

JOHN C. BOGLE, Chairman of the Board and Director of The Vanguard Group, Inc.
         and of each of the investment companies in The Vanguard Group.

JOHN J. BRENNAN, President, Chief Executive Officer, and Director of The
         Vanguard Group, Inc. and of each of the investment companies in The Vanguard Group.

ROBERT E. CAWTHORN, Chairman Emeritus and Director of Rhone-Poulenc Rorer,
         Inc.; Managing Director of Global Health Care Partners/DLJ Merchant Banking Partners; Director of Sun Company, Inc. and Westinghouse Electric Corp.

BARBARA BARNES HAUPTFUHRER, Director of The Great Atlantic and Pacific Tea Co.,
         Ikon Business Solutions, Inc., Raytheon Co., Knight-Ridder, Inc., and Massachusetts Mutual Life Insurance Co.; Trustee Emerita of Wellesley College.

BRUCE K. MACLAURY, President Emeritus of The Brookings Institution; Director of
         American Express Bank Ltd., The St. Paul Companies, Inc., and National Steel Corp.

BURTON G. MALKIEL, Chemical Bank Chairman's Professor of Economics, Princeton
         University; Director of Prudential Insurance Co. of America, Amdahl Corp., Baker Fentress & Co., The Jeffrey Co., and Southern New England Communications Co.

ALFRED M. RANKIN, JR., Chairman, President, and Chief Executive Officer of
         NACCO Industries, Inc.; Director of NACCO Industries, The BFGoodrich Co., and The Standard Products Co.

JOHN C. SAWHILL, President and Chief Executive Officer of The Nature
         Conservancy; formerly, Director and Senior Partner of McKinsey & Co. and President of New York University; Director of Pacific Gas and Electric Co., Procter & Gamble Co., and NACCO Industries.

JAMES O. WELCH, JR., Retired Chairman of Nabisco Brands, Inc.; retired Vice
         Chairman and Director of RJR Nabisco; Director of TECO Energy, Inc. and Kmart Corp.

J. LAWRENCE WILSON, Chairman and Chief Executive Officer of Rohm & Haas Co.; Director of Cummins Engine Co.; Trustee of Vanderbilt University.


OTHER FUND OFFICERS

RAYMOND J. KLAPINSKY, Secretary; Senior Vice President and Secretary of The
          Vanguard Group, Inc.; Secretary of each of the investment companies in The Vanguard Group.

RICHARD F. HYLAND, Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.

KAREN E. WEST, Controller; Principal of The Vanguard Group, Inc.; Controller of each of the investment companies in The Vanguard Group.


OTHER VANGUARD OFFICERS

ROBERT A. DISTEFANO, Senior Vice President, Information Technology.

JAMES H. GATELY, Senior Vice President, Individual Investor Group.

IAN A. MACKINNON, Senior Vice President, Fixed Income GROUP.

F. WILLIAM MCNABB III, Senior Vice President, Institutional Investor Group.

RALPH K. PACKARD, Senior Vice President and Chief Financial Officer.

[THE VANGUARD GROUP LOGO]

Please send your comments to us at:
Post Office Box 2600, Valley Forge, Pennsylvania 19482

Fund Information: 1-800-662-7447

Individual Account Services: 1-800-662-2739

Institutional Investor Services: 1-800-523-1036

http://www.vanguard.com online@vanguard.com

All Vanguard funds are offered by prospectus only. Prospectuses contain more complete information on advisory fees, distribution charges, and other expenses and should be read carefully before investing or sending money. Prospectuses may be obtained directly from The Vanguard Group.

(C) 1997 Vanguard Marketing Corporation, Distributor

THE VANGUARD FAMILY OF FUNDS

EQUITY AND BALANCED FUNDS

GROWTH AND INCOME FUNDS
  Vanguard/Windsor Fund
  Vanguard/Windsor II
  Vanguard Equity Income Fund
  Vanguard Growth and Income Portfolio
  Vanguard Selected Value Portfolio
  Vanguard/Trustees' Equity-U.S. Portfolio
  Vanguard Convertible Securities Fund

BALANCED FUNDS
  Vanguard/Wellington Fund
  Vanguard/Wellesley Income Fund
  Vanguard STAR Portfolio
  Vanguard Asset Allocation Fund
  Vanguard LifeStrategy Portfolios

GROWTH FUNDS
  Vanguard/Morgan Growth Fund
  Vanguard/PRIMECAP Fund
  Vanguard U.S. Growth Portfolio

AGGRESSIVE GROWTH FUNDS
  Vanguard Explorer Fund
  Vanguard Specialized Portfolios
  Vanguard Horizon Fund

INTERNATIONAL FUNDS
  Vanguard International Growth Portfolio
  Vanguard International Value Portfolio

INDEX FUNDS

  Vanguard Index Trust
  Vanguard Tax-Managed Fund
  Vanguard Balanced Index Fund
  Vanguard Bond Index Fund
  Vanguard International Equity Index Fund
  Vanguard Total International Portfolio

FIXED-INCOME FUNDS

MONEY MARKET FUNDS
  Vanguard Money Market Reserves
  Vanguard Treasury Money Market Portfolio
  Vanguard Admiral Funds

INCOME FUNDS
  Vanguard Fixed Income Securities Fund
  Vanguard Admiral Funds
  Vanguard Preferred Stock Fund

TAX-EXEMPT MONEY MARKET FUNDS
  Vanguard Municipal Bond Fund
  Vanguard State Tax-Free Funds
    (CA, NJ, OH, PA)

TAX-EXEMPT INCOME FUNDS
  Vanguard Municipal Bond Fund
  Vanguard State Tax-Free Funds
    (CA, FL, NJ, NY, OH, PA)


Q882-6/97

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